DWS RREEF Completion Fund I Fees and Expenses - DWS RREEF Completion Fund I	Mar. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	“Other expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES  <br/>(expenses that you pay each year as a % of the value of your investment)
Expense Footnotes [Text Block]	The Advisor does not charge a management fee to the fund. Shareholders should be aware, however, that the fund is part of separately managed account investment programs, and the fund's subadvisor will be compensated directly or indirectly by wrap program sponsors or wrap account clients for separately managed account advisory services. For additional information on these compensation arrangements, please contact the wrap program sponsor or your financial representative.The Advisor has contractually agreed through July 31, 2028to reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at a ratio no higher than 0.00%. The agreement may only be terminated with the consent of the fund’s Board.
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including three years of capped expenses in each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund’s performance.Since the fund is newly offered, portfolio turnover information is not available.